CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Current assets:
Cash		$ 166,538	$ 125,403		$ 92,229
Prepaid expenses		4,243	4,151		2,538
Income taxes receivable		3,907	3,907		2,102
Investment in convertible notes (current)		14,000	11,000		0
Other current assets		6,286	7,034		5,142
Total current assets		194,974	151,495		102,011
Property and equipment, net		125,477	119,201		92,442
Other assets:
Route and customer acquisition costs, net		17,078	17,399		13,994
Location contracts acquired, net		161,733	166,783		126,038
Goodwill		34,511	34,511		0
Investment in convertible note, less current portion		16,000	19,000		0
Other assets		887	928		689
Total other assets		230,209	238,621		140,721
Total assets		550,660	509,317		335,174
Current liabilities:
Current maturities of debt		18,250	15,000		62,500
Current maturities of capital lease			0		531
Current portion of route and customer acquisition costs payable		1,717	1,700		1,821
Accrued location gaming expense		0	1,323		1,132
Accrued state gaming expense		339	7,119		4,929
Accounts payable and other accrued expenses		23,703	19,511		12,413
Current portion of consideration payable		3,127	10,293		2,556
Total current liabilities		47,136	54,946		85,882
Long-term liabilities:
Debt, net of current maturities		384,838	334,692		168,895
Route and customer acquisition costs payable, less current portion		4,866	4,752		5,364
Consideration payable, less current portion		16,225	16,426		9,020
Deferred income tax liability		12,976	12,976		8,895
Total long-term liabilities		418,905	368,846		192,174
Stockholders’ equity:
Preferred Stock, par value of $0.0001; 1,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2019 and December 31, 2018		0	0	[1]	0	[1]
Treasury stock, at cost	[1]		0		(5,832)
Additional paid-in capital		107,046	105,986	[1]	80,146	[1]
Accumulated deficit		(22,436)	(20,470)	[1]	(17,202)	[1]
Total stockholders’ equity		84,619	85,525	[1]	57,118	[1]
Total liabilities and equity		550,660	509,317		335,174
Class A-1 Common Stock
Stockholders’ equity:
Common stock issued		8	8	[1]	6	[1]
Class A-2 Common Stock
Stockholders’ equity:
Common stock issued		$ 1	$ 1	[1]	$ 0	[1]

[1]	Equity amounts have been retroactively restated to give effect to the reverse capitalization that is discussed in Note 3.